ETF Opportunities Trust

T-REX 2X Long GME Daily Target ETF (GMEU)

T-REX 2X Long DJT Daily Target ETF (DJTU)

T-REX 2X Long RBLX Daily Target ETF (RBLU)

T-REX 2X Long ARM Daily Target ETF (ARMU)

T-REX 2X Long SNOW Daily Target ETF (SNOU)

(each a “Fund”, together the “Funds”)

Supplement dated April 18, 2025

to the Prospectus dated September 23, 2024, as amended October 11, 2024 and January 28, 2025 and Statement of Additional Information (“SAI”) dated September 23, 2024,

as amended October 11, 2024

FUND SUMMARY – T-REX 2X LONG GME DAILY TARGET ETF

Effective immediately, the following information hereby replaces in its entirety the information under the section titled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.50%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.50%
(1)	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2)	Other Expenses are estimated for the Fund’s initial fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
T-REX 2X Long GME Daily Target ETF	$153	$474

FUND SUMMARY – T-REX 2X LONG SNOW DAILY TARGET ETF

Effective immediately, the following information hereby replaces in its entirety the information under the section titled “Fees and Expenses of the Fund” in the Fund’s Summary Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	1.50%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses(3)	1.50%
(1)	Under the Investment Advisory Agreement, Tuttle Capital Management LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
(2)	Other Expenses are estimated for the Fund’s initial fiscal year.
(3)	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.189% for the fiscal period ending December 31, 2025.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The example also assumes that your investment has a five percent (5%) return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Name of Fund	1 Year	3 Years
T-REX 2X Long SNOW Daily Target ETF	$153	$474

Effective immediately, the following information hereby replaces in its entirety the second paragraph under the section titled “Management” in the Funds’ Prospectus:

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes the Funds with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the following rates:

Fund	Management Fee
T-REX 2X LONG GME DAILY TARGET ETF	1.50%
T-REX 2X LONG HOOD DAILY TARGET ETF	1.05%
T-REX 2X LONG SMCI DAILY TARGET ETF	1.50%
T-REX 2X LONG DJT DAILY TARGET ETF	1.05%
T-REX 2X LONG MARA DAILY TARGET ETF	1.50%
T-REX 2X INVERSE MARA DAILY TARGET ETF	1.50%
T-REX 2X LONG RBLX DAILY TARGET ETF	1.05%
T-REX 2X LONG PLTR DAILY TARGET ETF	1.50%
T-REX 2X LONG ARM DAILY TARGET ETF	1.05%
T-REX 2X LONG SHOP DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SHOP DAILY TARGET ETF	1.50%
T-REX 2X LONG AMD DAILY TARGET ETF	1.50%
T-REX 2X INVERSE AMD DAILY TARGET ETF	1.50%
T-REX 2X INVERSE NFLX DAILY TARGET ETF	1.50%
T-REX 2X LONG BA DAILY TARGET ETF	1.50%
T-REX 2X INVERSE BA DAILY TARGET ETF	1.50%
T-REX 2X LONG SNOW DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SNOW DAILY TARGET ETF	1.50%
T-REX 2X LONG AVGO DAILY TARGET ETF	1.50%
T-REX 2X INVERSE AVGO DAILY TARGET ETF	1.50%
T-REX 2X LONG PANW DAILY TARGET ETF	1.50%
T-REX 2X INVERSE PANW DAILY TARGET ETF	1.50%
T-REX 2X LONG TSM DAILY TARGET ETF	1.50%
T-REX 2X INVERSE TSM DAILY TARGET ETF	1.50%
T-REX 2X LONG SQ DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SQ DAILY TARGET ETF	1.50%
T-REX 2X LONG AI DAILY TARGET ETF	1.50%
T-REX 2X LONG COIN DAILY TARGET ETF	1.50%
T-REX 2X INVERSE COIN DAILY TARGET ETF	1.50%
T-REX 2X LONG APPLE DAILY TARGET ETF	1.05%
T-REX 2X INVERSE APPLY DAILY TARGET ETF	1.50%
T-REX 2X LONG ALPHABET DAILY TARGET ETF	1.05%
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF	1.50%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF	1.05%
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF	1.50%

Effective immediately, the following information is added before the information titled “Foreside Fund Services, LLC” in the section titled “Fund Services Providers” in the Funds’ Prospectus:

For the T-REX 2X Long HOOD Daily Target ETF, T-REX 2X Long GME Daily Target ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, and the T-REX 2X Long SNOW Daily Target ETF only

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ fund accountant and transfer agent, and it provides certain other services to the Funds not provided by the Administrator. U.S. Bancorp is primarily in the business of providing administrative, fund accounting services to retail and institutional exchange-traded funds and mutual funds.

As transfer agent, U.S. Bancorp, has, among other things, agreed to: issue and redeem shares of the Funds; make dividend and other distributions to shareholders of the Funds; effect transfers of shares; mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; facilitate the electronic delivery of shareholder statements and reports; and maintain shareholder accounts.

U.S. Bank N.A. acts as custodian for the Funds. As such, U.S. Bank N.A. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Trust. U.S. Bank N.A. does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

Effective immediately, the following information hereby replaces in its entirety the third paragraph under the section titled “MANAGEMENT AND OTHER SERVICE PROVIDERS - Investment Adviser” in the Funds’ SAI:

For its services with respect to the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The management fee schedule for each Fund is as follows:

Fund	Management Fee
T-REX 2X LONG GME DAILY TARGET ETF	1.50%
T-REX 2X LONG HOOD DAILY TARGET ETF	1.05%
T-REX 2X LONG SMCI DAILY TARGET ETF	1.50%
T-REX 2X LONG DJT DAILY TARGET ETF	1.05%
T-REX 2X LONG MARA DAILY TARGET ETF	1.50%
T-REX 2X INVERSE MARA DAILY TARGET ETF	1.50%
T-REX 2X LONG RBLX DAILY TARGET ETF	1.05%
T-REX 2X LONG PLTR DAILY TARGET ETF	1.50%
T-REX 2X LONG ARM DAILY TARGET ETF	1.05%
T-REX 2X LONG SHOP DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SHOP DAILY TARGET ETF	1.50%
T-REX 2X LONG AMD DAILY TARGET ETF	1.50%
T-REX 2X INVERSE AMD DAILY TARGET ETF	1.50%
T-REX 2X INVERSE NFLX DAILY TARGET ETF	1.50%
T-REX 2X LONG BA DAILY TARGET ETF	1.50%
T-REX 2X INVERSE BA DAILY TARGET ETF	1.50%
T-REX 2X LONG SNOW DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SNOW DAILY TARGET ETF	1.50%
T-REX 2X LONG AVGO DAILY TARGET ETF	1.50%
T-REX 2X INVERSE AVGO DAILY TARGET ETF	1.50%
T-REX 2X LONG PANW DAILY TARGET ETF	1.50%
T-REX 2X INVERSE PANW DAILY TARGET ETF	1.50%
T-REX 2X LONG TSM DAILY TARGET ETF	1.50%
T-REX 2X INVERSE TSM DAILY TARGET ETF	1.50%
T-REX 2X LONG SQ DAILY TARGET ETF	1.50%
T-REX 2X INVERSE SQ DAILY TARGET ETF	1.50%
T-REX 2X LONG AI DAILY TARGET ETF	1.50%
T-REX 2X LONG COIN DAILY TARGET ETF	1.50%
T-REX 2X INVERSE COIN DAILY TARGET ETF	1.50%
T-REX 2X LONG APPLE DAILY TARGET ETF	1.05%
T-REX 2X INVERSE APPLY DAILY TARGET ETF	1.50%
T-REX 2X LONG ALPHABET DAILY TARGET ETF	1.05%
T-REX 2X INVERSE ALPHABET DAILY TARGET ETF	1.50%
T-REX 2X LONG MICROSOFT DAILY TARGET ETF	1.05%
T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF	1.50%

Effective immediately, the following information is added before the information titled “MANAGEMENT AND OTHER SERVICE PROVIDERS - Distributor and Principal Underwriter”:

For the T-REX 2X Long HOOD Daily Target ETF, T-REX 2X Long GME Daily Target ETF, T-REX 2X Long DJT Daily Target ETF, T-REX 2X Long RBLX Daily Target ETF, T-REX 2X Long ARM Daily Target ETF, and the T-REX 2X Long SNOW Daily Target ETF only

Fund Accountant, Transfer Agent and Other Services. Pursuant to an ETF Fund Accounting Servicing Agreement, Transfer Agent Servicing Agreement, and Fund-Sub-Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), with principal offices at 615 East Michigan Street, Milwaukee, WI 53202, U.S. Bancorp provides certain financial administration services (other than those provided by the Administrator), and fund accounting services to the Funds. As financial administrator, U.S. Bancorp performs services including but not limited to: (1) calculating Fund expenses; (2) calculating Fund performance data; and (3) providing certain compliance support services. As fund accountant, U.S. Bancorp maintains certain financial records of the Trust and provides accounting services to the Funds that include the daily calculation of the Funds’ NAV. U.S. Bancorp also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. As transfer agent, U.S. Bancorp issues shares of the Funds in Creation Units to fill purchase orders for the Funds’ shares, maintains records of the issuance and redemption of the Funds’ shares, and acts as the Funds’ dividend disbursing agent.

For the financial administration and fund accounting services provided to the Trust, the Trust has agreed to pay to U.S. Bancorp an annual asset based fee as a percentage of the aggregate net assets of the Funds, subject to certain breakpoints and minimum fee requirements. U.S. Bancorp is also entitled to fees for services that it renders with respect to the filing of Form N-PORT, its services related to liquidity risk management and out-of-pocket expenses.

Custodian. Pursuant to a Custody Agreement with the Trust, U.S. Bank N.A. (“Custodian”), located at 425 Walnut St, Cincinnati, Ohio 45202, serves as Custodian for the Funds and safeguards and holds the Funds’ cash and securities, settles the Funds’ securities transactions and collects income on the Funds’ investments. Under the agreement, the Custodian also: (1) provides data required by the Adviser to determine the Funds’ Creation Basket and estimated All Cash Amount for each Business Day); (2) monitors the settlement of securities comprising the Creation Basket and any cash in connection with the purchase and redemption of Creation Units and requests the issuance of related Creation Units; (3) deposits securities comprising the Creation Basket and/or cash received from Authorized Participants in connection with purchases of Creation Units into the Funds’ custody and cash accounts; (4) disburses securities comprising the Creation Basket and/or cash from the Funds’ custody and cash accounts to Authorized Participants in connection with the redemptions of Creation Units; and (5) performs certain other related services, (See “Purchase and Redemption of Creation Units,” below).

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE